CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues:
Operating revenues	$ 2,012,356	$ 1,727,923	$ 5,736,801
Operating costs and expenses:
General and administrative	(426,407)	(424,398)	(559,480)
Payments to the Philippine Parties	(26,371)	(12,989)	(57,428)
Pre-opening costs	(4,157)	(1,322)	(4,847)
Development costs	(30,677)	(25,616)	(57,433)
Amortization of gaming subconcession	(57,276)	(57,411)	(56,841)
Amortization of land use rights	(22,832)	(22,886)	(22,659)
Depreciation and amortization	(499,739)	(538,233)	(571,705)
Property charges and other	(30,575)	(47,223)	(20,815)
Total operating costs and expenses	(2,589,807)	(2,668,480)	(4,989,123)
Operating (loss) income	(577,451)	(940,557)	747,678
Non-operating income (expenses):
Interest income	6,618	5,134	9,311
Interest expenses, net of amounts capitalized	(350,544)	(340,839)	(310,102)
Other financing costs	(11,033)	(7,955)	(2,738)
Foreign exchange gains (losses), net	4,566	(2,079)	(10,756)
Other income (expenses), net	3,082	(150,969)	(23,914)
Loss on extinguishment of debt	(28,817)	(19,952)	(6,333)
Costs associated with debt modification	0	(310)	(579)
Total non-operating expenses, net	(376,128)	(516,970)	(345,111)
(Loss) income before income tax	(953,579)	(1,457,527)	402,567
Income tax (expense) credit	(2,885)	2,913	(8,339)
Net (loss) income	(956,464)	(1,454,614)	394,228
Net loss (income) attributable to noncontrolling interests	144,713	191,122	(21,055)
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$ (811,751)	$ (1,263,492)	$ 373,173
Net (loss) income attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ (0.566)	$ (0.882)	$ 0.260
Diluted	$ (0.566)	$ (0.884)	$ 0.258
Weighted average shares outstanding used in net (loss) income attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,434,087,641	1,432,052,735	1,436,569,083
Diluted	1,434,087,641	1,432,052,735	1,443,447,422
Casino [Member]
Operating revenues:
Operating revenues	$ 1,676,263	$ 1,471,356	$ 4,976,686
Operating costs and expenses:
Cost of revenue	(1,320,882)	(1,350,210)	(3,266,736)
Rooms [Member]
Operating revenues:
Operating revenues	157,501	108,593	349,908
Operating costs and expenses:
Cost of revenue	(49,895)	(46,690)	(89,778)
Food and Beverage [Member]
Operating revenues:
Operating revenues	97,665	74,528	235,120
Operating costs and expenses:
Cost of revenue	(91,533)	(86,123)	(181,456)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	80,927	73,446	175,087
Operating costs and expenses:
Cost of revenue	$ (29,463)	$ (55,379)	$ (99,945)